Contingent Liabilities, Commitments, Claims and Liens	12 Months Ended
Dec. 31, 2025
Contingent Liabilities, Commitments, Claims and Liens [Abstract]
CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS
NOTE 17:-	CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS

a.	License Agreement with Dekel Pharmaceuticals Ltd.:

In May 2015, the Company entered into an exclusive, irrevocable, worldwide license agreement with Dekel for certain technology and one granted U.S. patent related to compositions and methods for treating inflammatory disorders (the “Dekel License Agreement”). The Dekel License Agreement became effective in August 2015.

On February 16, 2025, the Dekel License Agreement was terminated, as part of a settlement of a lawsuit filed against SciSparc’s former directors, effective as of February 5, 2024. In accordance with the settlement, SciSparc retained its exclusive global rights to its intellectual property portfolio, patents, know-how and technologies and was released from all alleged commitments, claims and royalties related or arising out of the Dekel License Agreement, including those related to claimed core technologies, and Dekel assumed full and exclusive ownership of the patent application for compositions and methods for treating inflammatory disorders and all such underlying intellectual property.

b.	License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem Ltd. (“Yissum”):

On July 29, 2018, the Company entered into an exclusive, worldwide, sublicensable, royalty-bearing license with Yissum for a license to make commercial use of the licensed technology, in order to develop, obtain regulatory approvals, manufacture, market, distribute or sell products, all within the field and the territory only, as determined in the agreement (the “Yissum License Agreement”). According to the Yissum License Agreement, the Company shall pay Yissum royalties at the rates of future net sales, subject to the royalty reductions as described in the Yissum License Agreement. The Company is also obligated to pay sublicense fees out of the sublicense consideration. All rights, title and interest in and to the Yissum License Agreement shall vest solely in Yissum, and the Company shall hold and make use of the rights granted. All rights in the development results shall be solely owned by the Company, except to the extent that an employee of Yissum, including the researcher, is considered an inventor of a patentable invention arising from the development results, in which case such invention and all patent applications and/or patents claiming such invention shall be owned jointly by the Company and Yissum, as appropriate, and Yissum’s share in such joint patents shall be automatically included in the Yissum License Agreement.

c.	Agreement with Hannover Medical School:

On August 13, 2018, the Company entered into an agreement with Hannover Medical School to conduct a clinical study to evaluate the safety, tolerability and efficacy of daily oral SCI-110 in treating adults with Tourette syndrome, which agreement was subsequently updated on December 2, 2021, in an estimated amount of $1,385.

d.

Agreement with Yale University:

On July 27, 2022, the Company entered into an agreement with Yale University to conduct a clinical investigation and laboratory services for a randomized, double-blind, placebo-controlled, cross over study to evaluate the safety, tolerability and efficacy of daily oral SCI-110 in treating adults with Tourette syndrome in treating approximately 10 Tourette syndrome subjects aged 18 to 65. The total estimated amount of the agreement is approximately $370.

e.	On May 2, 2023, Capital Point Ltd. (“Capital Point”) filed with the Tel Aviv-Jaffa District Court (the “Court”) a suit against the Company (the “Suit”).

The Suit challenges a certain warrant issued by the Company to Capital Point (the “Capital Point Warrant”) to purchase ordinary shares of the Company in the amount of $340 (the “Warrant Shares”). The Capital Point Warrant was exercisable for 12 months from May 15, 2021, to May 15, 2022. The Suit claims that the Company unlawfully refused to accept the Capital Point Warrant exercise notice as of November 4, 2021.

The Suit claims damages in the amount of NIS 10,000,000 (approximately $3.13 million), which accounts for, as of the date of the filing of the Suit, the agreed compensation according to Section 2(d)(i) of the Capital Point Warrant, an injunction order for the Company to issue the Warrant Shares to Capital Point, return of any unlawful profits received by the Company and punitive damages.

As of the Approval Date the Company believes it is unlikely that the outcome of the lawsuit exceeds the $340 thousand par value of the warrants.

f.

Government grants:

The Company received research and development grants from the IIA. See also Note 2r. If no economic benefits are expected from the research activity, the royalty obligation is not recorded as a liability and instead is treated as a contingent liability in accordance with IAS 37.

During 2015-2017, the Company received IIA royalty-bearing grants totaling approximately $1,100 and as of December 31, 2025 there are no economic benefits that are expected in relation to these grants.